HSBC Frontier Markets Fund

HSBC FUNDS

HSBC Frontier Markets Fund
(the “Fund”)

Supplement dated April 19, 2018
to the Prospectus dated February 28, 2018
(the “Prospectus”)

The Board of Trustees of HSBC Funds, at the recommendation of HSBC Global Asset Management (USA), Inc., recently approved an amendment to the current expense limitation agreement (the “Amendment”) in place on behalf of the Fund. The Amendment, in effect, will reduce the total annual operating expenses of each share class of the Fund. As a result, effective immediately, the following changes are being made to the Prospectus:

The “Fees and Expenses of the Fund” table and related footnotes for the Fund on page 12 of the Prospectus is being deleted and replaced with the following:

Shareholder Fees
(fees paid directly from your investment)	Class A	Class I
Maximum Sales Charge (load) Imposed on Purchases
(as a % of offering price)	5.00%	None
Maximum Deferred Sales Charge (load)
(as a % of amount redeemed)	None	None
Annual Fund Operating Expenses (expenses that you pay
each year as a percentage of the value of your investment)	Class A	Class I
Management Fee	1.25%	1.25%
Distribution (12b-1)	0.00%	0.00%
Other Expenses:
Shareholder Servicing Fee	0.25%	0.00%
Other Operating Expenses	2.39%	2.29%
Total Other Expenses	2.64%	2.29%
Total Annual Fund Operating Expenses*	3.89%	3.54%
Fee Waiver and/or Expense Reimbursement**	2.04%	2.04%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.85%	1.50%
*	The Total Annual Fund Operating Expenses have been restated to reflect current expenses.
**	HSBC Global Asset Management (USA) Inc., the Fund’s investment adviser (“Adviser”), has entered into a contractual expense limitation agreement with the Fund (“Expense Limitation Agreement”) under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investments in investment companies) to an annual rate of 1.85% for Class A Shares and 1.50% for Class I Shares. Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years to the extent that the repayment will not cause the Fund’s operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitation shall be in effect until March 1, 2020. The Expense Limitation Agreement shall terminate upon the termination of the Investment Advisory Contract between HSBC Funds (the “Trust”) and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust’s Board of Trustees.

The “Example” explanatory paragraph and table for the Fund on page 13 of the Prospectus are being deleted and replaced with the following:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example takes the Fund’s Expense Limitation Agreement into account until its expiration on March 1, 2020. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$679	$1,248	$2,036	$4,084
Class I Shares	$153	$683	$1,449	$3,462

The table at the bottom of page 70 of the Prospectus, which reflects the annual contractual expense limitations of the Fund, is being deleted and replaced with the following:

	Class A	Class I
	Share	Shares
HSBC Emerging Markets Debt Fund	0.85%	0.50%
HSBC Frontier Markets Fund	1.85%	1.50%
HSBC Asia ex-Japan Smaller Companies Equity	1.25%	0.90%
Global High Yield Bond Fund	1.15%	0.80%
Global High Income Bond Fund	1.15%	0.80%
Euro High Yield Bond Fund (USD Hedged)	1.05%	0.80%

The second to last paragraph on page 70 of the Prospectus is being deleted and replaced with the following:

Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by a Fund to the Adviser within three years to the extent that the repayment will not cause a Fund’s operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitations shall be in effect until March 1, 2019 (except with respect to the expense limitation for the HSBC Frontier Markets Fund, which shall be in effect until March 1, 2020). The Expense Limitation Agreement shall terminate upon the termination of the Investment Advisory Agreement between the Trust and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust’s Board of Trustees.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR
FUTURE REFERENCE

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - HSBC Frontier Markets Fund	Class A Shares	Class I Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	5.00%	none
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - HSBC Frontier Markets Fund		Class A Shares	Class I Shares
Management Fee		1.25%	1.25%
Distribution (12b-1)		none	none
Shareholder Servicing Fee		0.25%	none
Other Operating Expenses		2.39%	2.29%
Total Other Expenses		2.64%	2.29%
Total Annual Fund Operating Expenses	[1]	3.89%	3.54%
Fee Waiver and/or Expense Reimbursement	[2]	2.04%	2.04%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.85%	1.50%
[1]	The Total Annual Fund Operating Expenses have been restated to reflect current expenses.
[2]	HSBC Global Asset Management (USA) Inc., the Fund's investment adviser ("Adviser"), has entered into a contractual expense limitation agreement with the Fund ("Expense Limitation Agreement") under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund's investments in investment companies) to an annual rate of 1.85% for Class A Shares and 1.50% for Class I Shares. Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years to the extent that the repayment will not cause the Fund's operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitation shall be in effect until March 1, 2020. The Expense Limitation Agreement shall terminate upon the termination of the Investment Advisory Contract between HSBC Funds (the "Trust") and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust's Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example takes the Fund’s Expense Limitation Agreement into account until its expiration on March 1, 2020. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - HSBC Frontier Markets Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A Shares	679	1,248	2,036	4,084
Class I Shares	153	683	1,449	3,462